UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one.): [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BRC Investment Management LLC
Address:  8400 East Prentice Avenue, Suite 1401
          Greenwood Village, CO 80111

13F File Number: 028-11434

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  Mark F. Jaeger
Title: Managing Member
Phone: 303-414-1100

Signature,                Place,                         and Date of Signing

Mark F. Jaeger            Greenwood Village, CO          February 13, 2005

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               50

Form13F Information Table Value Total:          $138,898
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE




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FORM 13F INFORMATION TABLE

                              Title of             Value    Shares/   SH/ Put/ Investment   Other      Voting Authority
Name of Issuer                  Class    Cusip   (x$1000) Prn Amount  PRN Call Discretion Managers     Sole    Shared None
APPLE COMPUTERS                  COM   037833100      4310      59957 SH          Sole                    59957
ARCHER DANIELS                   COM   039483102      3981     161427 SH          Sole                   161427
ASPEN INSURANCE HOLDINGS LTD     COM   G05384105       208       8800 SH          Sole                     8800
ALLEGHENY TECHNOLOGIES COM       COM   01741R102       292       8100 SH          Sole                     8100
ALLEGHENY ENERGY                 COM   017361106      4594     145164 SH          Sole                   145164
BLACK & DECKER CORP              COM   091797100      3855      44334 SH          Sole                    44334
FRANKLIN RES                     COM   354613101       383       4070 SH          Sole                     4070
BURLINGTON NSF CP                COM   12189T104      4840      68340 SH          Sole                    68340
BAUSCH & LOMB                    COM   071707103      3152      46427 SH          Sole                    46427
BROADCOM CORPORATION             COM   111320107       317       6725 SH          Sole                     6725
BEAR STEARNS                     COM   073902108      4115      35616 SH          Sole                    35616
CIT GROUP INC                    COM   125581108      4251      82106 SH          Sole                    82106
CHICAGO MERCANTILE EXCHANGE      COM   167760107       292        795 SH          Sole                      795
COMVERSE TECHNOLOGY              COM   205862402      3831     144061 SH          Sole                   144061
DANAHER CORP                     COM   235851102      3620      64890 SH          Sole                    64890
GENENTECH INC                    COM   368710406       210       2270 SH          Sole                     2270
EQUIFAX INC                      COM   294429105       327       8595 SH          Sole                     8595
EDISON INTL                      COM   281020107      4039      92607 SH          Sole                    92607
FORD                             COM   345370860       140      18100 SH          Sole                    18100
FORTUNE BRANDS INC               COM   349631101      3237      41483 SH          Sole                    41483
GENERAL DYNAMICS CORP            COM   369550108      3854      33796 SH          Sole                    33796
GENZYME CORP                     COM   372917104      4071      57519 SH          Sole                    57519
GILEAD SCIENCES INC              COM   375558103       418       7960 SH          Sole                     7960
HARTFORD FINL SVCS               COM   416515104      4224      49177 SH          Sole                    49177
STARWOOD HOTELS & RESORTS        COM   85590A203      4130      64674 SH          Sole                    64674
INGERSOLL-RAND COMPANY LTD       COM   G4776G101      3840      95124 SH          Sole                    95124
ITT INDUSTRIES                   COM   450911102       205       1995 SH          Sole                     1995
JOHNSON CTLS                     COM   478366107      3909      53615 SH          Sole                    53615
J. C. PENNEY CO., INC.           COM   708160106      4161      74834 SH          Sole                    74834
NORDSTROM                        COM   655664100      4220     112841 SH          Sole                   112841
LEHMAN BROS HLDGS                COM   524908100      5040      39324 SH          Sole                    39324
LOWES COS INC                    COM   548661107      3795      56928 SH          Sole                    56928
MCGRAW HILL                      COM   580645109      4181      80987 SH          Sole                    80987
ALTRIA GROUP, INC                COM   02209S103       296       3967 SH          Sole                     3967
MOTOROLA                         COM   620076109      4361     193031 SH          Sole                   193031
MARVELL TECHNOLOGY GROUP LTD     COM   G5876H105      4788      85355 SH          Sole                    85355
NIKE                             COM   654106103       281       3235 SH          Sole                     3235
NUCOR CORP                       COM   670346105      3934      58959 SH          Sole                    58959
ON SEMICONDUCTOR CORPORATION     COM   682189105        62      11200 SH          Sole                    11200
PAYCHEX INC                      COM   704326107      3987     104600 SH          Sole                   104600
PHELPS DODGE                     COM   717265102       384       2670 SH          Sole                     2670
PEPSI INC                        COM   713448108      3621      61297 SH          Sole                    61297
PRUDENTIAL FINANCIAL             COM   744320102      4072      55632 SH          Sole                    55632
ROWAN COS INC                    COM   779382100      3711     104136 SH          Sole                   104136
RR DONNELLEY & SONS CO           COM   257867101       227       6640 SH          Sole                     6640
TARGET CORP                      COM   87612E106       288       5234 SH          Sole                     5234
TELLABS INC                      COM   879664100       276      25280 SH          Sole                    25280
TEXAS INSTRS                     COM   882508104      3954     123305 SH          Sole                   123305
UNITED HEALTHCARE CORP           COM   91324P102      4512      72611 SH          Sole                    72611
XTO ENERGY CORP COM              COM   98385X106      4102      93345 SH          Sole                    93345
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